BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Total Current Assets	$ 5,664,000	$ 7,815,000
Total Assets	21,564,000	27,979,000
Liabilities, Current [Abstract]
Total Current Liabilities	8,168,000	4,322,000
Total Liabilities	29,420,000	23,306,000
Commitments and Contingencies
Unitholders' Deficit
Accumulated deficit	(64,284,000)	(38,564,000)
Total Liabilities, Mezzanine Capital, and Unitholders' Deficit	21,564,000	27,979,000
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Current Assets
Cash	116,234	748,857
Prepaid expenses	602,682	581,408
Total Current Assets	718,916	1,330,265
Assets Held in Trust Account	100,304,232	235,578,275
Total Assets	101,023,148	236,908,540
Liabilities, Current [Abstract]
Accounts payable and accrued expenses	5,985,161	1,041,776
Shareholder redemption payable	249,339	0
Deferred credits	400,000	0
Total Current Liabilities	6,634,500	1,041,776
Deferred Underwriter’s Fee Payable	0	9,780,500
Outstanding loan amount	$ 2,439,000	$ 1,050,000
Convertible Promissory Note – Related Party	Outstanding loan amount	Outstanding loan amount
Warrant liabilities	$ 372,920	$ 1,118,760
Total Liabilities	9,446,420	12,991,036
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	100,054,892	235,578,275
Unitholders' Deficit
Preferred Units	0	0
Additional paid in capital	0	0
Accumulated deficit	(8,478,739)	(11,661,346)
Total Shareholder's Deficit	(8,478,164)	(11,660,771)
Total Liabilities, Mezzanine Capital, and Unitholders' Deficit	101,023,148	236,908,540
Class A Units
Unitholders' Deficit
Common Units	1,950,000	1,950,000
Class A Units | Learn CW Investment Corporation
Liabilities, Current [Abstract]
Class A ordinary shares subject to possible redemption	100,054,892	235,578,275
Unitholders' Deficit
Common Units	0	0
Class B Ordinary Shares | Learn CW Investment Corporation
Unitholders' Deficit
Common Units	$ 575	$ 575